LONG-TERM DEBT - Amounts Outstanding and Principal Repayments (Details) $ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2017 CAD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)
Debt Instrument [Line Items]
Outstanding			$ 39,982	$ 34,677
Current portion of long-term debt			(3,462)	(2,866)
Unamortized debt discount and issue costs			(241)	(174)
Fair value adjustments			230	238
Long-term debt, excluding current maturities			36,509	31,875
Decrease in fair value of interest rate hedge			2	4
Repayments of Long-term Debt [Abstract]
2019			3,465
2020			2,834
2021			2,098
2022			2,100
2023			1,930
Columbian Pipeline
Debt Instrument [Line Items]
Increase (decrease) in fair value of acquired liabilities, long-term debt	$ 300	$ 231	232	242
TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding			31,856	26,149
TRANSCANADA PIPELINES LIMITED | Debentures, Maturity Dates Between 2019 and 2020
Debt Instrument [Line Items]
Outstanding			$ 350	$ 500
Interest Rate			11.40%	10.80%	11.40%	10.80%
TRANSCANADA PIPELINES LIMITED | Debentures, Maturity Date of 2021
Debt Instrument [Line Items]
Outstanding			$ 546	$ 501	$ 400	$ 400
Interest Rate			9.90%	9.90%	9.90%	9.90%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes
Debt Instrument [Line Items]
Outstanding			$ 7,504	$ 6,504
Interest Rate			4.80%	4.90%	4.80%	4.90%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding			$ 23,456	$ 18,644	$ 17,192	$ 14,892
Interest Rate			5.10%	5.10%	5.10%	5.10%
NOVA GAS TRANSMISSION LTD.
Debt Instrument [Line Items]
Outstanding			$ 921	$ 895
NOVA GAS TRANSMISSION LTD. | Debentures and Notes, Maturity Date of 2024
Debt Instrument [Line Items]
Outstanding			$ 100	$ 100
Interest Rate			9.90%	9.90%	9.90%	9.90%
NOVA GAS TRANSMISSION LTD. | Debentures and Notes, Maturity Date of 2023
Debt Instrument [Line Items]
Outstanding			$ 273	$ 250	$ 200	$ 200
Interest Rate			7.90%	7.90%	7.90%	7.90%
NOVA GAS TRANSMISSION LTD. | Medium-Term Notes, Maturity between 2025 and 2030
Debt Instrument [Line Items]
Outstanding			$ 504	$ 504
Interest Rate			7.40%	7.40%	7.40%	7.40%
NOVA GAS TRANSMISSION LTD. | Medium-Term Notes, Maturity Date of 2026
Debt Instrument [Line Items]
Outstanding			$ 44	$ 41	$ 33	$ 33
Interest Rate			7.50%	7.50%	7.50%	7.50%
Columbian Pipeline | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding			$ 3,070	$ 3,443	$ 2,250	$ 2,750
Interest Rate			4.40%	4.00%	4.40%	4.00%
TC PIPELINES, LP
Debt Instrument [Line Items]
Outstanding			$ 2,374	$ 2,573
TC PIPELINES, LP | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding			$ 1,637	$ 1,502	$ 1,200	$ 1,200
Interest Rate			4.40%	4.40%	4.40%	4.40%
TC PIPELINES, LP | Unsecured Loan Facility
Debt Instrument [Line Items]
Outstanding			$ 55	$ 232	$ 40	$ 185
Interest Rate			3.80%	2.70%	3.80%	2.70%
TC PIPELINES, LP | Unsecured Term Loan
Debt Instrument [Line Items]
Outstanding			$ 682	$ 839	$ 500	$ 670
Interest Rate			3.60%	2.70%	3.60%	2.70%
TC PIPELINES, LP | Unsecured Term Loan Maturing October 2022
Debt Instrument [Line Items]
Outstanding							$ 500
ANR PIPELINE COMPANY | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding			$ 918	$ 842	$ 672	$ 672
Interest Rate			7.20%	7.20%	7.20%	7.20%
GAS TRANSMISSION NORTHWEST LLC
Debt Instrument [Line Items]
Outstanding			$ 389	$ 382
GAS TRANSMISSION NORTHWEST LLC | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding			$ 341	$ 313	$ 250	$ 250
Interest Rate			5.60%	5.60%	5.60%	5.60%
GAS TRANSMISSION NORTHWEST LLC | Unsecured Term Loan
Debt Instrument [Line Items]
Outstanding			$ 48	$ 69	$ 35	$ 55
Interest Rate			3.30%	1.10%	3.30%	1.10%
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding			$ 327	$ 324	$ 240	$ 259
Interest Rate			7.70%	7.70%	7.70%	7.70%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Debt Instrument [Line Items]
Outstanding			$ 26	$ 38
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Unsecured Loan Facility
Debt Instrument [Line Items]
Outstanding			$ 26		$ 19	$ 0
Interest Rate			3.60%	0.00%	3.60%	0.00%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Senior Secured Notes
Debt Instrument [Line Items]
Outstanding			$ 0	$ 38	$ 0	$ 30
Interest Rate			0.00%	6.00%	0.00%	6.00%
TUSCARORA GAS TRANSMISSION COMPANY | Unsecured Term Loan
Debt Instrument [Line Items]
Outstanding			$ 33	$ 31	$ 24	$ 25
Interest Rate			3.50%	1.10%	3.50%	1.10%
NORTH BAJA PIPELINE, LLC | Unsecured Term Loan
Debt Instrument [Line Items]
Outstanding			$ 68		$ 50	$ 0
Interest Rate			3.50%	0.00%	3.50%	0.00%